Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Full and final settlement escrow deposits	$ 765,031
Future minimum contractual charter revenue		$ 4,642,050
StealthGas Inc. [Member]
Loss Contingencies [Line Items]
Security for the claims			$ 1,473,000
Escrow deposit			$ 1,165,031